Income taxes	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Income taxes
12.	Income taxes

(a)	Amounts recognized in profit or loss
As the Group generates most of its revenues and profits from operations in Russia, the Group’s applicable tax rate is the Russian corporate income tax rate of 20%.
(in thousands of Russian Roubles)

	For the year ended December 31,
	2019	2018	2017*
Current tax expense:
Current year	(923,760)	(738,549)	(507,454)
Recognition of provision for uncertain tax positions	(336,326)	—	—

Total current tax expense	(1,260,086)	(738,549)	(507,454)
Deferred tax reversal:
Origination and reversal of temporary differences	168,630	228,947	12,220
Reversal of deferred tax on unremitted earnings	447,034	—	—

Total deferred tax reversal	615,664	228,947	12,220
Derecognition of indemnification asset	—	—	(325,269)

Total income tax expense	(644,422)	(509,602)	(820,503)

*	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.

In June 2019, the Group has reversed its deferred tax liability on unremitted earnings of RUB 447,034 thousand and recognized provision for uncertain tax positions of RUB 447,034 thousand due to change in the parent company tax residency status (see note 1(a)) and applicable income tax rate on dividends and based on the Group interpretations of tax laws.
In September and December 2019, the Group has partially reversed its provision for uncertain tax positions totaling RUB 110,708 thousand for uncertain tax positions related to the closed tax year.
The indemnification asset in the amount of RUB 325,269 thousand represents an indemnity given by Mail.Ru Group Limited when it has sold Headhunter business to the Group on February 24, 2016 against additional tax amounts of RUB 325,269 thousand which were recorded as deferred tax liabilities. The indemnity expired on August 24, 2017. As a result, a charge in the amount of RUB 325,269 thousand was recognized within income taxes in our consolidated statement of income or comprehensive income for the year ended December 31, 2017.

(b)	Income tax payable
(in thousands of Russian roubles)

	December 31, 2019	December 31, 2018
Current income tax payable	33,647	85,522
Provision for uncertain income tax positions (note 12(a))	336,326	—

Total income tax payable	369,974	85,522

(c)	Reconciliation of effective tax rate
(in thousands of Russian Roubles)

	For the year ended December 31,
	2019	2018	2017*
Profit before income tax	2,225,448	1,542,447	1,283,305

Income tax at 20% tax rate	(445,090)	(308,489)	(256,661)
Effect of tax rates in foreign jurisdictions	(23,408)	(40,204)	5,070
Withholding tax on intra-group dividend and unremitted earnings	60,436	39,879	(105,771)
Derecognition of indemnification asset	—	—	(325,269)
Non-taxable gain from sale of subsidiary (note 18)	—	766	87,823
Unrecognized deferred tax asset	(113,047)	(109,094)	(141,207)
Non-deductible interest expense	(18,421)	(49,149)	(48,079)
Non-deductible expenses related to management incentive agreement	(35,485)	(15,730)	(15,789)
Other net non-taxable income and (non-deductible expense)	(69,407)	(27,581)	(20,620)

Total income tax expense	(644,422)	(509,602)	(820,503)

*	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.

(d)	Recognized deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:
(in thousands of Russian roubles)

	December 31, 2019	December 31, 2018
Deferred tax assets:
Unused vacation accruals	8,614	7,297
Employee benefits	13,323	9,926
Contract liabilities	135,203	90,159
Trade and other payables	7,728	4,066
Right-of-use assets and lease liabilities	4,139	—
Deferred tax assets netting	(19,172)	(19,354)

Total deferred tax assets	149,835	92,094

Deferred tax liabilities:
Property and equipment	(9,696)	(6,895)
Intangible assets	(9,476)	(14,182)
Intangible assets identified on Acquisition	(512,804)	(595,962)
Deferred tax on intra-group dividends and unremitted earnings	—	(472,555)
Deferred tax liabilities netting	19,172	19,354

Total deferred tax liabilities	(512,804)	(1,070,240)

Net deferred tax liability	(362,969)	(978,146)

*	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.
Unrecognized deferred tax assets as at December 31, 2019 were RUB 433,340 thousand (as at December 31, 2018 – RUB 320,293 thousand). They relate to tax losses of the Group’s subsidiaries. The tax losses do not expire under current Russian tax legislation. Deferred tax assets have not been recognised in respect of these tax losses because it is not probable that future taxable profit will be available against which the Group’s subsidiaries can utilise the benefits therefrom.

(e)	Movement in deferred tax balances
(in thousands of Russian Roubles)

	January 1, 2019	Recognized in profit or loss	Effect of movement in exchange rates	December 31, 2019
Property and equipment	(6,895)	(2,799)	(2)	(9,696)
Intangible assets	(610,144)	87,821	43	(522,280)
Unused vacation accruals	7,297	1,384	(67)	8,614
Employee benefits	9,926	3,448	(51)	13,323
Contract liabilities	90,159	45,453	(409)	135,203
Trade and other payables	4,066	3,667	(5)	7,728
Right-of-use assets and lease liabilities	—	4,135	4	4,139
Deferred tax on intra-group dividends and unremitted earnings	(472,555)	472,555	—	—

Net deferred tax liability	(978,146)	615,664	(487)	(362,969)

(in thousands of Russian Roubles)

	January 1, 2018	Recognized in profit or loss	Effect of movement in exchange rates	December 31, 2018
Property and equipment	960	(7,855)	—	(6,895)
Intangible assets	(700,167)	90,007	16	(610,144)
Unused vacation accruals	6,091	1,196	10	7,297
Employee benefits	8,020	1,881	25	9,926
Contract liabilities	52,542	37,482	135	90,159
Trade and other payables	5,454	(1,381)	(7)	4,066
Deferred tax on intra-group dividends and unremitted earnings	(579,502)	106,947	—	(472,555)

Net deferred tax liability	(1,206,602)	228,277	179	(978,146)

*	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.